Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net loss	$ (12,742)	$ (11,905)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	827	913
Non-cash financial expenses, net	676	813
Remeasurement of warrants classified as a liability		(201)
Share-based compensation expenses	1,440	1,970
Changes in assets and liabilities:
Prepaid expenses and other assets	188	950
Operating lease right-of-use-assets	400	539
Operating lease liabilities	(412)	(561)
Trade payables	220	(238)
Accrued expenses and other liabilities	909	(561)
Net cash used in operating activities	(8,494)	(8,281)
Cash flows from investing activities:
Investment in bank deposits	(14,691)	(17,600)
Proceeds from bank deposits	8,500	9,932
Purchase of property and equipment	(19)	(195)
Net cash used in investing activities	(6,210)	(7,863)
Cash flows from financing activities:
Proceeds from issuance of Ordinary shares, warrants and pre-funded warrants, net	15,076	12,614
Payments due to long-term debt	(2,574)	(1,522)
Payment of fees due to modification of debt		(125)
Proceeds from exercise of options		9
Net cash provided by financing activities	12,502	10,976
Decrease in cash, cash equivalents and restricted deposits	(2,202)	(5,168)
Cash, cash equivalents and restricted deposits at the beginning of the period	5,686	9,142
Cash, cash equivalents and restricted deposits at the end of the period	3,484	3,974
Non-cash activities:
Modification of warrants		31
Credit line derivative		127
Issuance costs	77
Right-of-use asset recognized with corresponding lease liability	1,482
Supplemental disclosures of cash flows:
Interest paid	471	492
Supplemental disclosures of cash flow information:
Cash and cash equivalents	3,076	3,396
Restricted deposits	163	503
Restricted deposits included in other long-term assets	245	75
Cash, cash equivalents and restricted deposits at the end of the period	$ 3,484	$ 3,974